Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
As of December 31, 2015, future minimum payments under non-cancelable operating leases, net of sublease income amounts, were as follows over each of the next five years and thereafter (in millions):

	Operating Leases	Sub-lease Income	Net Operating Leases
2016	672	26	646
2017	794	13	781
2018	796	4	792
2019	769	3	766
2020	719	3	716
Thereafter	3,706	1	3,705
Total minimum payments	$7,456	$50	$7,406